Consolidated Statement of Income Parentheticals (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Consolidated Statement of Income (Unaudited)
Total other-than-temporary impairment gains (losses)	$ (1)	$ (1)	$ (8)	$ (1)
Other-than-temporary impairment, credit losses recognized in net realized investment gains	(1)	(2)	(10)	(7)
Unrealized gains from other changes in total other-than-temporary impairments recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income	$ 0	$ 1	$ 2	$ 6